Schedule of Investments
August 31, 2023 (unaudited)
Tanaka Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 92.00%

Accident & Health Insurance - 4.54%
Aflac, Inc.	12,050	898,568

Beverages - 1.46%
PepsiCo, Inc.	1,625	289,120

Cigarettes - 1.90%
Philip Morris International, Inc.	3,910	375,595

Electronic Computers - 17.35%
Apple, Inc. (2)	18,293	3,436,706

Entertainment - 0.21%
Paramount Global Class B	2,700	40,743

General Industrial Machinery & Equipment - 10.02%
Symbotic, Inc. - Class A (2)	47,500	1,985,025

Investment Advice - 3.37%
The Carlyle Group, Inc.	20,625	667,219

Measuring & Controlling Device - 8.51%
Onto Innovation, Inc. (2)	12,123	1,684,855

Miscellaneous Metal Ores - 9.19%
Cameco Corp. (Canada) (2)	6,500	240,500
NexGen Energy Ltd. (Canada) (2)	268,889	1,411,339
Uranium Energy Corp. (2)	39,000	168,480

		1,820,319

Motor Vehicle Parts & Accessories - 0.35%
Honeywell International, Inc.	370	69,538

Motor Vehicles & Passenger Car - 4.55%
Tesla Motors, Inc. (2)	3,495	901,990

Pharmaceutical Preparations - 10.02%
Catalyst Pharmaceuticals, Inc. (2)	81,098	1,138,616
Corcept Therapeuticals, Inc. (2)	16,655	545,118
Ionis Pharmaceuticals, Inc. (2)	7,500	302,025

		1,985,759

Primary Smelting & Refining of - 0.00%
Blue Earth Refineries, Inc. (2)	27,719	0

Radio & TV Broadcasting & Communications Equipment - 3.81%
Qualcomm, Inc.	6,598	755,669

Retail-Catalog & Mail-Order Houses - 2.01%
Amazon.com, Inc. (2)	2,880	397,469

Security Brokers, Dealers & Flotation Companies - 3.53%
Stifel Financial Corp.	10,760	699,615

Semiconductors & Related Devices - 7.02%
Applied Materials, Inc.	3,870	591,181
NVIDIA Corp.	1,620	799,551

		1,390,732

Services - Business Services - 1.64%
Accenture PLC Class A (Ireland)	290	93,893
MasterCard, Inc. Class A	560	231,078

		324,971

Services-Computer Programming, Data Processing, Etc. - 1.14%
Meta Platforms, Inc. Class A (2)	760	224,876

Specialty Chemicals - 1.39%
Nanoco Group PLC (United Kingdom) (2)	1,260,607	276,161

Total Common Stock	(Cost $ 7,031,004)	18,224,930

Corporate Bonds - 0.00%

Automotive - 0.19%
AMRS, 1.500%, Due 11/15/2026	340,000	37,400

Total Corporate Bonds	(Cost $ 45,764)	37,400

Short-Term Investments - 7.78%

Huntington Conservative Deposit Account 5.190% (3)	1,541,425	1,541,425

Total Short-Term Investment Companies	(Cost $ 1,541,425)	1,541,425

Total Investments - 99.97%	(Cost $ 8,618,193)	19,803,755

Other Assets Less Liabilities - .03%		6,069

Total Net Assets - 100.00%		19,809,824

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$19,766,355	$-
Level 2 - Other Significant Observable Inputs	37,400	-
Level 3 - Significant Unobservable Inputs	$0	-
Total	$19,803,755	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 31, 2023.